UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Koch Industries, Inc.
Address:  4111 E. 37th Street North
          Wichita, Kansas 67220

13F File Number: 28-10337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Dinkel
Title:  Controller
Phone:  316-828-6486

Signature, Place and Date of Signing:

  /s/    Richard Dinkel   Wichita, Kansas November 13, 2007

The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities, exercises investment discretion with respect to such securities or is a member of any group with respect to such securities.

Report Type (Check only one.):
[  ]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[ X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-10645               Koch Quantitative Trading, LP

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

CONFIDENTIAL TREATMENT REQUESTED: the information for which Koch Industries, Inc. is requesting confidential treatment has been omitted and filed separately with the Commission.

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:   $56298 (thousands)


List of Other Included Managers:	NONE

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ARMSTRONG WORLD INDS INC       COMMON STOCK     04247X102    12481   307500 SH       DEFINED              307500        0        0
D ESTERLINE TECHNOLOGIES CORP    COMMON STOCK     297425100     1141    20000 SH       DEFINED               20000        0        0
D GENENTECH INC                  COMMON STOCK     368710406     1170    15000 SH       DEFINED               15000        0        0
D INTEL CORP                     COMMON STOCK     458140100     1293    50000 SH       DEFINED               50000        0        0
D LABORATORY CORP                COMMON STOCK     50540R409     1017    13000 SH       DEFINED               13000        0        0
D LAMAR ADVERTISING CO           COMMON STOCK     512815101      784    16000 SH       DEFINED               16000        0        0
D LOUISIANA-PACIFIC CORP         COMMON STOCK     546347105    31293  1844019 SH       DEFINED             1844019        0        0
D MARTEK BIOSCIENCES CORP        COMMON STOCK     572901106     1452    50000 SH       DEFINED               50000        0        0
D NETWORK EQUIP TECHNOLOGIES CO  COMMON STOCK     641208103     3625   250000 SH       DEFINED              250000        0        0
D SAFEWAY INC                    COMMON STOCK     786514208      993    30000 SH       DEFINED               30000        0        0
D UCBH HOLDINGS INC              COMMON STOCK     90262T308     1049    60000 SH       DEFINED               60000        0        0